Organization and Principles of Consolidation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principles of Consolidation	Organization and Principles of Consolidation
As used in this document, the terms “Partnership,” “SUN,” “we,” “us” and “our” should be understood to refer to Sunoco LP and our consolidated subsidiaries, unless the context clearly indicates otherwise.
We are a Delaware master limited partnership. We are managed by our general partner, Sunoco GP LLC (“General Partner”), which is owned by Energy Transfer LP (“Energy Transfer”). As of December 31, 2023, Energy Transfer and its subsidiaries owned 100% of the membership interests in our General Partner, all of our incentive distribution rights (“IDRs”) and approximately 33.7% of our common units, which constitutes a 28.2% limited partner interest in us.
We distribute motor fuels across more than 40 states and territories throughout the United States, including Hawaii and Puerto Rico. We also operate retail stores in Hawaii and New Jersey.
Our primary operations are conducted by the following consolidated subsidiaries:
•Sunoco, LLC (“Sunoco LLC”), a Delaware limited liability company, primarily distributes motor fuel in more than 40 states throughout the United States. Sunoco LLC also processes transmix and distributes refined product through its terminals in over 15 states.
•Sunoco Retail LLC (“Sunoco Retail”), a Pennsylvania limited liability company, owns and operates retail stores that sell motor fuel and merchandise primarily in New Jersey. Sunoco Retail also leases owned sites to commission agents who sell motor fuels to the motoring public on Sunoco Retail's behalf for a commission.
•Aloha Petroleum LLC, a Delaware limited liability company, distributes motor fuel and operates terminal facilities on the Hawaiian Islands.
•Aloha Petroleum, Ltd. (“Aloha”), a Hawaii corporation, owns and operates retail stores on the Hawaiian Islands and leases owned sites to commission agents who sell motor fuels to the motoring public on Aloha's behalf for a commission.
•Peerless Oil & Chemicals, Inc. (“Peerless”), a Delaware corporation, is a terminal operator that distributes fuel products to over 100 locations primarily within Puerto Rico.
The consolidated financial statements of Sunoco LP presented herein for the years ended December 31, 2023, 2022 and 2021, have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. We consolidate all wholly owned subsidiaries. All significant intercompany transactions and accounts are eliminated in consolidation.
Certain items have been reclassified for presentation purposes to conform to the accounting policies of the consolidated entity. Additionally, certain prior period amounts have been reclassified to conform to the 2023 presentation. These reclassifications had no impact on income from operations, net income and comprehensive income, or the balance sheets or statements of cash flows.